Employee benefit obligations - Mortality assumptions (Details) - Ardagh Group S.A. - Defined benefit plan	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
United States
Assumptions and sensitivities
Life expectancy, current pensioners	22 years	22 years
Life expectancy, future pensioners	23 years	23 years
Germany
Assumptions and sensitivities
Life expectancy, current pensioners	22 years	21 years
Life expectancy, future pensioners	24 years	24 years
United Kingdom
Assumptions and sensitivities
Life expectancy, current pensioners	20 years	21 years
Life expectancy, future pensioners	21 years	22 years